Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000228810
Shareholder Report [Line Items]
Fund Name	BNY Mellon Ultra Short Income ETF
Class Name	BNY Mellon Ultra Short Income ETF
Trading Symbol	BKUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended June 30, 2025, the Fund’s shares returned 5.58% on a net asset value basis and 5.61% on a market price basis.

  In comparison, the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 4.68% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	BNY Mellon Ultra Short Income ETF - $11,394	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,621	ICE BofA 3-Month U.S. Treasury Bill Index - $11,448
8/9/2021	10,000	10,000	10,000
9/30/2021	10,004	9,950	10,001
12/31/2021	9,976	9,951	10,002
3/31/2022	9,880	9,361	10,006
6/30/2022	9,846	8,921	10,016
9/30/2022	9,863	8,497	10,062
12/31/2022	9,966	8,656	10,147
3/31/2023	10,074	8,913	10,256
6/30/2023	10,204	8,838	10,376
9/30/2023	10,336	8,552	10,512
12/31/2023	10,538	9,135	10,656
3/31/2024	10,660	9,064	10,794
6/30/2024	10,792	9,070	10,937
9/30/2024	11,005	9,541	11,086
12/31/2024	11,114	9,249	11,216
3/31/2025	11,261	9,506	11,331
6/30/2025	11,394	9,621	11,448

Average Annual Return [Table Text Block]
Fund	1 YR	Since Inception (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	5.58%	3.42%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	6.08%	-0.99%
ICE BofA 3-Month U.S. Treasury Bill Index	4.68%	3.54%

Performance Inception Date	Aug. 09, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 234,000,000
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 176,043
InvestmentCompanyPortfolioTurnover	15.39%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 6/30/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$234	139	176,043	15.39%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Energy	0.6%
Technology	1.0%
Industrial	1.7%
Investment Companies	2.9%
Government	3.4%
Communications	3.7%
Consumer, Non-cyclical	4.0%
Consumer, Cyclical	5.1%
Financial	77.1%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Investment Companies	2.9%
U.S. Treasury Government Securities	3.4%
Corporate Bonds and Notes	42.9%
Commercial Paper	50.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	bny.com/investments/etfliterature